As filed with the Securities and Exchange Commission on July 21, 2008

Registration No. 333-150005

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]Pre-Effective Amendment No.                [X] Post-Effective Amendment No. __1__

(Check appropriate box or boxes)

________________________

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 222-8222

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94105

__________________________

Name and Address of Agent for Service:

C. David Messman

c/o Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Suite 5500

Washington, D.C. 20006

__________________________

It is proposed that this filing will become effective on July 21, 2008 pursuant to Rule 485(b).

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(b) filed on May 6, 2008, and portions of Part C by reference to the Registration Statement on Form N-14, filed April 1, 2008 (File No.333-150005). This Post-Effective Amendment No. 1 is being filed to add the final tax opinions as an Exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Incorporated by reference to Item 15 of the Trust's Registration Statement on Form N-14, filed April 1, 2008 (File No.333-150005).

ITEM 16. EXHIBITS.

All exhibits are incorporated by reference to Item 16 of the Trust's Registration Statement on Form N-14, filed April 1, 2008, and May 6, 2008 (File No. 333-150005), except for the exhibit noted below:

Exhibit Number	Description
(12)	Tax Opinions of Proskauer Rose, LLP, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The Trust agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 21st day of July, 2008.

WELLS FARGO FUNDS TRUST

By: /s/ Carol Lorts

Carol Lorts

Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 21st day of July, 2008.

SIGNATURES	TITLE
Karla M. Rabusch *	President and/or Principal Executive Officer
Stephen Leonhardt*	Treasurer and/or Principal Financial Officer
A Majority of the Trustees*
Trustee
Thomas S. Goho	Trustee
Peter G. Gordon	Trustee
Olivia S. Mitchell	Trustee
J. Tucker Morse	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee

*By:/s/ Carol Lorts

Carol Lorts
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description
(12)	Tax Opinions of Proskauer Rose LLP, filed herewith

2049 Century Park East Suite 3200 Los Angeles, CA 90067-3206 Telephone 310.557.2900 Fax 310.557.2193	BOCA RATON BOSTON CHICAGO LONDON NEW ORLEANS NEW YORK NEWARK PARIS SÃO PAULO WASHINGTON

July 18, 2008

Wells Fargo Funds Trust

Re:	Tax-Free Reorganization Opinion

Ladies and Gentlemen:

We have acted as special tax counsel to Wells Fargo Funds Trust (“WFFT”), a Delaware statutory trust the series of which qualify as “regulated investment companies” within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), in connection with that certain Agreement and Plan of Reorganization, dated as of July 18, 2008 (the “Plan”), pursuant to which certain series of WFFT (the “Target Funds”) shall combine with certain other series of WFFT (the “Acquiring Funds”). The list of the Acquiring Funds and the corresponding Target Funds is set forth on Exhibit A. Pursuant to the Plan, an Acquiring Fund shall acquire all of the assets and assume liabilities of the corresponding Target Fund in exchange for shares of stock of the Acquiring Fund (as to all Acquiring Funds and the corresponding Target Funds, the “Reorganization”). You have asked for our opinion on certain U.S. federal income tax consequences of the Reorganization. This opinion is solely for the benefit of the Acquiring Funds, the Target Funds and their respective shareholders, and may not be relied upon by, nor may copies be delivered to, any other person without our prior written consent. Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificate delivered to us by WFFT for itself and on behalf of the Acquiring Funds and the Target Funds (the “Certificate of Representations”).

In our capacity as special tax counsel to WFFT and for purposes of rendering this opinion, we have examined and relied upon, with your consent: (i) the Plan, (ii) the Certificate of Representations, (iii) the Proxy/Prospectus, and (iv) such other documents we considered relevant to our analysis. We have assumed that all parties to the Plan and to any other documents examined by us have acted, and will act, in accordance with the terms of the Plan and such other documents without waiver of material terms or conditions set forth therein. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

We have also assumed, in rendering the opinion set forth below, that:

(i)            WFFT is registered with the SEC under the 1940 Act as a diversified, open-end management investment company. As a series fund, under Section 851(g) of the Code, each Acquiring Fund and Target Fund is treated as a separate corporation and taxpayer for U.S. federal income tax purposes;

Wells Fargo Funds Trust

July 18, 2008

(ii)           Any representation of fact in the documents upon which we have relied that is made “to the knowledge” or similarly qualified is correct without such qualification; and

(iii)         Each Target Fund and Acquiring Fund will not deviate from the Plan when completing the Reorganization.

On the basis of, and subject to the foregoing, and in reliance upon the representations and assumptions described above, we are of the opinion that the Reorganization with respect to each Acquiring Fund and the corresponding Target Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.

This opinion is based on existing law as contained in the Code, final and temporary Treasury Regulations promulgated thereunder, administrative pronouncements of the Internal Revenue Service (the “IRS”) and court decisions all as of even date herewith. The provisions of the Code and the Treasury Regulations, IRS administrative pronouncements and case law upon which this opinion is based could be changed at any time, perhaps with retroactive effect. In addition, some issues under existing law that could significantly affect our opinion have not yet been addressed authoritatively by the IRS or the courts, and our opinion is not binding on the IRS or the courts. Hence, there can be no assurance that the IRS will not challenge, or that the courts will agree with, our conclusions.

In addition, the opinion set forth herein is based upon facts and circumstances as they exist as of the date hereto, and any change in the facts as set forth herein, or in existing law or the investments of the funds, could affect the opinion expressed herein, perhaps adversely. We assume no obligation to update or supplement such opinion to reflect any change in facts or circumstances which may hereafter come to our attention.

Wells Fargo Funds Trust

July 18, 2008

Pursuant to U.S. Treasury Circular 230, you are hereby informed that the U.S. federal tax advice contained herein (i) is not intended or written to be used, and cannot be used, by any taxpayer for the purpose of avoiding U.S. tax penalties and (ii) is written in connection with the Plan. Each taxpayer should seek advice based on its particular circumstances from an independent tax advisor.

Very truly yours,
/s/ Prosdkauer Rose LLP
PROSKAUER ROSE LLP

Wells Fargo Funds Trust

July 18, 2008

SCHEDULE A

(Tax-Free)

Acquiring Funds	Corresponding Target Funds
Asset Allocation Fund	Balanced Fund
Income Plus Fund	Corporate Bond Fund
High Income Fund	High Yield Bond Fund
Government Securities Fund	Intermediate Government Income Fund
Short-Term Municipal Bond Fund	National Limited-Term Tax-Free Fund
Municipal Bond Fund	National Tax-Free Fund
International Equity Fund	Overseas Fund
C&B Large Cap Value Fund	Value Fund
Capital Growth	Endeavor Large Cap
Index	Equity Index
Growth and Income	Large Company Core
Ultra Short-Term Income	Ultra-Short Duration Bond

2049 Century Park East Suite 3200 Los Angeles, CA 90067-3206 Telephone 310.557.2900 Fax 310.557.2193	BOCA RATON BOSTON CHICAGO LONDON NEW ORLEANS NEW YORK NEWARK PARIS SÃO PAULO WASHINGTON

July 18, 2008

Wells Fargo Funds Trust

Re:	Taxable Reorganization Opinion

Ladies and Gentlemen:

We have acted as special tax counsel to Wells Fargo Funds Trust (“WFFT”), a Delaware statutory trust the series of which qualify as “regulated investment companies” within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), in connection with that certain Agreement and Plan of Reorganization, dated as of July 18, 2008 (the “Plan”), pursuant to which certain series of WFFT (the “Target Funds”) shall combine with certain other series of WFFT (the “Acquiring Funds”). The list of the Acquiring Funds and the corresponding Target Funds is set forth on Exhibit A. Pursuant to the Plan, an Acquiring Fund shall acquire all of the assets and assume liabilities of the corresponding Target Fund in exchange for shares of the Acquiring Fund and cash (as to all Acquiring Funds and the corresponding Target Funds, the “Reorganization”). You have asked for our opinion on certain U.S. federal income tax consequences of the Reorganization. This opinion is solely for the benefit of the Acquiring Funds, the Target Funds and their respective shareholders, and may not be relied upon by, nor may copies be delivered to, any other person without our prior written consent. Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificate delivered to us by WFFT for itself and on behalf of the Acquiring Funds and the Target Funds (the “Certificate of Representations”).

In our capacity as special tax counsel to WFFT and for purposes of rendering this opinion, we have examined and relied upon, with your consent: (i) the Plan, (ii) the Certificate of Representations, (iii) the Proxy/Prospectus, and (iv) such other documents we considered relevant to our analysis. We have assumed that all parties to the Plan and to any other documents examined by us have acted, and will act, in accordance with the terms of the Plan and such other documents without waiver of material terms or conditions set forth therein. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

We have also assumed, in rendering the opinion set forth below, that:

(i)

WFFT is registered with the SEC under the 1940 Act as a diversified, open-end management investment company. As a series fund, under Section 851(g) of the Code, each Acquiring Fund and Target Fund is treated as a separate corporation and taxpayer for U.S. federal income tax purposes;

(ii)	Any representation of fact in the documents upon which we have relied that is

Wells Fargo Funds Trust

July 18, 2008

made “to the knowledge” or similarly qualified is correct without such qualification; and

(iii)	Each Acquiring Fund and Target Fund will not deviate from the Plan when completing the Reorganization.

On the basis of, and subject to the foregoing, and in reliance upon the representations and assumptions described above, we are of the opinion that the Reorganization with respect to each Acquiring Fund and the corresponding Target Fund will not qualify as a reorganization within the meaning of Section 368(a) of the Code.

This opinion is based on existing law as contained in the Code, final and temporary Treasury Regulations promulgated thereunder, administrative pronouncements of the Internal Revenue Service (the “IRS”) and court decisions all as of even date herewith. The provisions of the Code and the Treasury Regulations, IRS administrative pronouncements and case law upon which this opinion is based could be changed at any time, perhaps with retroactive effect. In addition, some issues under existing law that could significantly affect our opinion have not yet been addressed authoritatively by the IRS or the courts, and our opinion is not binding on the IRS or the courts. Hence, there can be no assurance that the IRS will not challenge, or that the courts will agree with, our conclusions.

In addition, the opinion set forth herein is based upon facts and circumstances as they exist as of the date hereto, and any change in the facts as set forth herein, or in existing law or the investments of the funds, could affect the opinion expressed herein, perhaps adversely. We assume no obligation to update or supplement such opinion to reflect any change in facts or circumstances which may hereafter come to our attention.

Wells Fargo Funds Trust

July 18, 2008

                 Pursuant to U.S. Treasury Circular 230, you are hereby informed that the U.S. federal tax advice contained herein (i) is not intended or written to be used, and cannot be used, by any taxpayer for the purpose of avoiding U.S. tax penalties and (ii) is written in connection with the Plan. Each taxpayer should seek advice based on its particular circumstances from an independent tax advisor.

Very truly yours,
/s/ Proskauer Rose LLP
PROSKAUER ROSE LLP

Wells Fargo Funds Trust

July 18, 2008

SCHEDULE A

(Taxable)

Acquiring Funds	Corresponding Target Funds
Moderate Balanced Fund	Life Stage – Conservative Portfolio
Growth Balanced Fund	Life Stage – Moderate Portfolio
Aggressive Allocation Fund	Life Stage – Aggressive Portfolio